Shareholders' equity (Schedule of Fair Value of Options Estimated on Grant Date) (Details) - $ / shares	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Risk-free interest rate	1.52%
Dividend yield	0.00%	0.00%	0.00%
Minimum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Volatility		45.00%	51.00%
Expected term in years	5 years	5 years 3 months	6 years 3 months
Risk-free interest rate		2.00%	2.00%
Estimated fair value of underlying ordinary shares	$ 12.8000	$ 8.69	$ 4.75
Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Volatility	50.00%	50.00%	56.00%
Expected term in years	6 years 1 month 10 days	6 years 3 months
Risk-free interest rate	2.59%	3.07%	2.40%
Estimated fair value of underlying ordinary shares	$ 22.64	$ 18.47	$ 5.56